Loan principal and financing service fee receivables - Nonaccrual loan principal (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Loan principal and financing service fee receivables
Nonaccrual loan principal	¥ 15,143	$ 2,196	¥ 567,406
Less: allowance for nonaccrual loan principal	(3,110)	(451)	(114,169)
Nonaccrual loan principal, net	¥ 12,033	$ 1,745	453,237
Loan principal
Loan principal and financing service fee receivables
Nonaccrual loan principal			91,016,662
Less: allowance for nonaccrual loan principal			(89,311,940)
Nonaccrual loan principal, net			¥ 1,704,722